Group income statement (Parenthetical) shares in Millions, $ in Millions, $ in Millions				6 Months Ended
		May 10, 2018 USD ($)	Feb. 26, 2018 AUD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares
Statements [Line Items]
Pre-tax Impairment charge					$ 357
Recoverable amount of evaluation and exploration assets					0
Net gains/(losses) on consolidation and disposal of interests in businesses	[1]			$ 176	(13)
Profit relating to interests in undeveloped projects	[2]			195	1
Profit relating to interests in undeveloped projects, after tax				135
Amounts capitalised				141	93
Acceleration of future interest payments				$ 94	256
Buy-back of bonds					$ 2,500
Weighted average number of shares outstanding | shares				1,740.9	1,796.3
Rio Tinto plc [member]
Statements [Line Items]
Weighted average number of shares outstanding | shares				1,328.9	1,372.6
Rio Tinto Limited [member]
Statements [Line Items]
Weighted average number of shares outstanding | shares				412.0	423.7
Elysis Joint Venture [Member]
Statements [Line Items]
Net gains/(losses) on consolidation and disposal of interests in businesses		$ 171
Gains/(losses) on consolidation and disposal of interests in businesses, Post-tax		$ 141
Group's Aluminium Assets Held for Sale [Member]
Statements [Line Items]
Pre-tax Impairment charge			$ 123

[1]	On 10 May 2018, Rio Tinto and Alcoa announced they had launched a new Joint Venture, Elysis, to develop and commercialise a carbon-free aluminium smelting process. Rio Tinto’s interest in the joint venture has been accounted for using the equity method. The patents contributed and intellectual property licenced to the arrangement by Rio Tinto had no carrying value, and therefore a gain has been recognised for the fair value uplift on formation of the arrangement. This gain represents the proportion contributed by outside shareholders, resulting in a pre-tax gain of US$171 million (US$141 million after tax).
[2]	On 1 June 2018, a pre-tax gain of US$195 million (US$135 million after tax) was recognised on the sale of the Group’s interest in the Winchester South coal development project.